Income Tax (Details) - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconcilation of the Statutory Federal Income Tax Rate (Benefit) [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Statutory state income tax rate	7.51%
Merger and acquisition expenses	24.78%
Change in apportionment and tax rate	(16.40%)
Reversal of transaction costs incurred in connection with IPO	(1.44%)
Valuation allowance	23.14%	7.20%
Income tax provision	58.59%	28.20%